Investment Strategy	Apr. 30, 2026
Praxis Impact Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in fixed income securities. The Fund invests, under normal circumstances, at least 80 percent of its assets in fixed income securities of all types. The Fund seeks to avoid companies that are deemed inconsistent with the Stewardship Investing core values by applying proprietary screens that reflect the Praxis Stewardship Investing core values. In addition, the Fund seeks to place a priority on market-rate, fixed income securities that are expected to have a significant, direct impact on the climate and/or communities around the world. Under normal market conditions the Fund will maintain a dollar-weighted average maturity of three to ten years. The fixed income securities in which the Fund will primarily invest include corporate bonds and notes, U.S. Government agency obligations, mortgage-backed securities and asset-backed securities. Certain securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Adviser will consider purchasing fixed income securities that provide a competitive rate of return relative to the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Aggregate Bond Index”). The Adviser will structure the portfolio using the Bloomberg Aggregate Bond Index as a guide in determining sector allocations. The Adviser will seek to underweight and overweight certain sectors, depending on its determination of the relative value, while maintaining overall interest rate exposure similar to the Bloomberg Aggregate Bond Index. The Adviser determines whether to sell an investment based upon its assessment of the relative costs and benefits of continuing to hold an investment versus replacing it with other available investments, in light of the Fund’s investment objective, strategy and the characteristics of the overall portfolio.

Praxis Stewardship Investing Core Values

Through various impact strategies, the Fund seeks to support the following core values:

● Respecting the dignity and value of all people

● Building a world at peace and free from violence

● Demonstrating a concern for justice in a global society

● Exhibiting responsible management practices

● Supporting and involving communities

● Practicing environmental stewardship

Additional information on Praxis’ Stewardship Investing philosophy, core values, screens and other ImpactX strategies can be found in the “Investment Objectives, Principal Investment Strategies and Related Risks” section beginning on page 34 of the Funds’ prospectus.

Praxis International Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in equity securities of foreign companies organized under the laws of, headquartered in, or whose common equity securities are principally traded in countries outside the United States. The Fund seeks to generate performance that reflects the performance of a broad representation of both foreign developed and emerging equity markets, as measured by the Morningstar® Global ex-US Target Market Exposure NR USD IndexSM, its benchmark index. Under normal circumstances, the Fund invests at least 80 percent of the value of its assets in securities of, and investments related to, issuers in the Fund’s benchmark index. Typically, the Fund invests substantially more than 80 percent of the value of its assets in such securities and investments. Investments related to the benchmark index in which the Fund invests consist of American Depositary Receipts (ADRs), which are equity securities that represent shares of foreign companies in the index. The Fund seeks to invest in companies aligned with the Praxis Stewardship Investing core values. The Adviser does this by applying proprietary screens that reflect the Praxis Stewardship Investing core values. In addition, the Fund’s Sub-Adviser uses proprietary optimization techniques, to select securities according to their contribution to the Fund’s overall objective, while seeking to replicate the characteristics of the index, including risk and return characteristics. The Sub-Adviser determines whether to sell an investment based upon its assessment of the relative costs and benefits of continuing to hold an investment versus replacing it with other available investments, in light of the Fund’s investment objective, strategy and the characteristics of the overall portfolio.

Praxis Stewardship Investing Core Values

Through various impact strategies, the Fund seeks to support the following core values:

● Respecting the dignity and value of all people

● Building a world at peace and free from violence

● Demonstrating a concern for justice in a global society

● Exhibiting responsible management practices

● Supporting and involving communities

● Practicing environmental stewardship

Additional information on Praxis’ Stewardship Investing philosophy, core values, screens and other ImpactX strategies can be found in the “Investment Objectives, Principal Investment Strategies and Related Risks” section beginning on page 34 of the Funds’ prospectus.

Praxis Value Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in U.S. equity securities and seeks to reflect the performance of the U.S. large capitalization value equities market, as measured by the CRSP U.S. Large Cap Value Index, its benchmark index. Under normal circumstances, the Fund invests at least 80 percent of the value of its assets in securities of, and investments related to, issuers in the Fund’s benchmark index. Typically, the Fund invests substantially more than 80 percent of the value of its assets in securities of issuers in its benchmark index. The benchmark index consists of those stocks in the CRSP Large Cap Index determined to exhibit the strongest “value” characteristics based on book value to price, earnings to price and sales to price ratios. The Fund seeks to invest in companies aligned with the Praxis Stewardship Investing core values. The Adviser does this by applying proprietary screens that reflect the Praxis Stewardship Investing core values. In addition, the Adviser uses optimization techniques to select securities according to their contribution to the Fund’s overall objective, while seeking to replicate the characteristics of the index, including risk and return characteristics. The Adviser determines whether to sell an investment based upon its assessment of the relative costs and benefits of continuing to hold an investment versus replacing it with other available investments, in light of the Fund’s investment objective, strategy and the characteristics of the overall portfolio.

Praxis Stewardship Investing Core Values

Through various impact strategies, the Fund seeks to support the following core values:

● Respecting the dignity and value of all people

● Building a world at peace and free from violence

● Demonstrating a concern for justice in a global society

● Exhibiting responsible management practices

● Supporting and involving communities

● Practicing environmental stewardship

Additional information on Praxis’ Stewardship Investing philosophy, core values, screens and other ImpactX strategies can be found in the “Investment Objectives, Principal Investment Strategies and Related Risks” section beginning on page 34 of the Funds’ prospectus.

Praxis Growth Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in U.S. equity securities and seeks to reflect the performance of the U.S. large capitalization growth equities market, as measured by the CRSP U.S. Large Cap Growth Index, its benchmark index. Under normal circumstances, the Fund invests at least 80 percent of the value of its assets in securities of, and investments related to, issuers in the Fund’s benchmark index. Typically, the Fund invests substantially more than 80 percent of the value of its assets in securities of issuers in its benchmark index. The benchmark index consists of those stocks in the CRSP U.S. Large Cap Index determined to exhibit the strongest “growth” characteristics based on sales growth, earnings change to price and momentum ratios. The Fund seeks to invest in companies aligned with the Praxis Stewardship Investing core values. The Adviser does this by applying proprietary screens that reflect the Praxis Stewardship Investing core values. In addition, the Adviser uses optimization techniques to select securities according to their contribution to the Fund’s overall objective, while seeking to replicate the characteristics of the index, including risk and return characteristics. The Adviser determines whether to sell an investment based upon its assessment of the relative costs and benefits of continuing to hold an investment versus replacing it with other available investments, in light of the Fund’s investment objective, strategy and the characteristics of the overall portfolio.

Praxis Stewardship Investing Core Values

Through various impact strategies the Fund seeks to support the following core values:

● Respecting the dignity and value of all people

● Building a world at peace and free from violence

● Demonstrating a concern for justice in a global society

● Exhibiting responsible management practices

● Supporting and involving communities

● Practicing environmental stewardship

Additional information on Praxis’ Stewardship Investing philosophy, core values, screens and other ImpactX strategies can be found in the “Investment Objectives, Principal Investment Strategies and Related Risks” section beginning on page 34 of the Funds’ prospectus.

Praxis Small Cap Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in U.S. equity securities and seeks to reflect the performance of the U.S. small capitalization equities market, as measured by the CRSP U.S. Small Cap Index, its benchmark index. Under normal circumstances, the Fund invests at least 80 percent of the value of its assets in securities of, and investments related to, issuers in the Fund’s benchmark index. Typically, the Fund invests substantially more than 80 percent of the value of its assets in securities of issuers in its benchmark index. The Fund seeks to invest in companies aligned with the Praxis Stewardship Investing core values The Adviser does this by applying proprietary screens that reflect the Praxis Stewardship Investing core values. In addition, the Adviser uses optimization techniques to select securities according to their contribution to the Fund’s overall objective, while seeking to replicate the characteristics of the index, including risk and return characteristics. The Adviser determines whether to sell an investment based upon its assessment of the relative costs and benefits of continuing to hold an investment versus replacing it with other available investments, in light of the Fund’s investment objective, strategy and the characteristics of the overall portfolio. The Adviser determines whether to sell an investment based upon its assessment of the relative costs and benefits of continuing to hold an investment versus replacing it with other available investments, in light of the Fund’s investment objective, strategy and the characteristics of the overall portfolio.

Praxis Stewardship Investing Core Values

Through various impact strategies, the Fund seeks to support the following core values:

● Respecting the dignity and value of all people

● Building a world at peace and free from violence

● Demonstrating a concern for justice in a global society

● Exhibiting responsible management practices

● Supporting and involving communities

● Practicing environmental stewardship

Additional information on Praxis’ Stewardship Investing philosophy, core values, screens and other ImpactX strategies can be found in the “Investment Objectives, Principal Investment Strategies and Related Risks” section beginning on page 34 of the Funds’ prospectus.

Praxis Genesis Conservative Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio, a fund of funds, seeks to achieve its investment objective by investing primarily in Class I shares of underlying Praxis Funds.

The Portfolio typically invests approximately 70 - 90 percent of its total assets in bond funds and 10 - 30 percent of its total assets in equity funds. In selecting underlying funds, the Adviser analyzes many factors, including the underlying funds’ investment objectives, total return, and volatility. The Portfolio may also invest in other mutual funds or exchange traded funds (“ETFs”) to gain exposure to unique investment characteristics not available in the underlying Praxis Funds and whose screening criteria may differ from the Praxis Stewardship Investing core value screens used by the Praxis Funds. Investments in these non-Praxis Funds and ETFs will not exceed 10 percent of the value of the Portfolio’s total assets. The Portfolio may hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The above asset allocation ranges are targets. The Adviser has discretion to reallocate the Portfolio’s assets among the allowable investments described above. As a result of market gains or losses, the percentage of the Portfolio’s assets invested in bond funds and equity funds at any given time may be different from the asset allocation target ranges shown above. The Adviser expects to rebalance the Portfolio’s assets annually in accordance with the asset allocation model then in effect but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment performance, and other factors. The Portfolio seeks to avoid investments that are deemed inconsistent with the Praxis Stewardship Investing core values, as discussed below.

Praxis Stewardship Investing Core Values

Through various impact strategies, the Fund seeks to support the following core values:

● Respecting the dignity and value of all people

● Building a world at peace and free from violence

● Demonstrating a concern for justice in a global society

● Exhibiting responsible management practices

● Supporting and involving communities

● Practicing environmental stewardship

Additional information on Praxis’ Stewardship Investing philosophy, core values, screens and other ImpactX strategies can be found in the “Investment Objectives, Principal Investment Strategies and Related Risks” section beginning on page 34 of the Funds’ prospectus.

Praxis Genesis Balanced Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio, a fund of funds, seeks to achieve its investment objective by investing primarily in Class I shares of underlying Praxis Funds.

The Portfolio typically invests approximately 30 - 50 percent of its total assets in bond funds and 50 - 70 percent of its total assets in equity funds. In selecting underlying funds, the Adviser analyzes many factors, including the underlying funds’ investment objectives, total return, and volatility. The Portfolio may also invest in other mutual funds or exchange traded funds (“ETFs”) to gain exposure to unique investment characteristics not available in the underlying Praxis Funds and whose screening criteria may differ from the Praxis Stewardship Investing core value screens used by the Praxis Funds. Investments in these non-Praxis Funds and ETFs will not exceed 10 percent of the value of the Portfolio’s total assets. The Portfolio may hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The above asset allocation ranges are targets. The Adviser has discretion to reallocate the Portfolio’s assets among the allowable investments described above. As a result of market gains or losses, the percentage of the Portfolio’s assets invested in bond funds and equity funds at any given time may be different from the asset allocation target ranges shown above. The Adviser expects to rebalance the Portfolio’s assets annually in accordance with the asset allocation model then in effect but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment performance, and other factors. The Portfolio seeks to avoid investments that are deemed inconsistent with the Praxis Stewardship Investing core values, as discussed below.

Praxis Stewardship Investing Core Values

Through various impact strategies, the Fund seeks to support the following core values:

● Respecting the dignity and value of all people

● Building a world at peace and free from violence

● Demonstrating a concern for justice in a global society

● Exhibiting responsible management practices

● Supporting and involving communities

● Practicing environmental stewardship

Additional information on Praxis’ Stewardship Investing philosophy, core values, screens and other ImpactX strategies can be found in the “Investment Objectives, Principal Investment Strategies and Related Risks” section beginning on page 34 of the Funds’ prospectus.

Praxis Genesis Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Portfolio, a fund of funds, seeks to achieve its investment objective by investing primarily in Class I shares of underlying Praxis Funds.

The Portfolio typically invests approximately 10 - 30 percent of its total assets in bond funds and 70 - 90 percent of its total assets in equity funds. In selecting underlying funds, the Adviser analyzes many factors, including the underlying funds’ investment objectives, total return, and volatility. The Portfolio may also invest in other mutual funds or exchange traded funds (“ETFs”) to gain exposure to unique investment characteristics not available in the underlying Praxis Funds and whose screening criteria may differ from the Praxis Stewardship Investing core value screens used by the Praxis Funds. Investments in these non-Praxis Funds and ETFs will not exceed 10 percent of the value of the Portfolio’s total assets. The Portfolio may hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The above asset allocation ranges are targets. The Adviser has discretion to reallocate the Portfolio’s assets among the allowable investments described above. As a result of market gains or losses, the percentage of the Portfolio’s assets invested in bond funds and equity funds at any given time may be different from the asset allocation target ranges shown above. The Adviser expects to rebalance the Portfolio’s assets annually in accordance with the asset allocation model then in effect but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment performance, and other factors. The Portfolio seeks to avoid investments that are deemed inconsistent with the Praxis Stewardship Investing core values, as discussed below.

Praxis Stewardship Investing Core Values

Through various impact strategies, the Fund seeks to support the following core values:

● Respecting the dignity and value of all people

● Building a world at peace and free from violence

● Demonstrating a concern for justice in a global society

● Exhibiting responsible management practices

● Supporting and involving communities

● Practicing environmental stewardship

Additional information on Praxis’ Stewardship Investing philosophy, core values, screens and other ImpactX strategies can be found in the “Investment Objectives, Principal Investment Strategies and Related Risks” section beginning on page 34 of the Funds’ prospectus.